Accounting Changes - Summary of Classification and Measurement of Financial Instrument (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Financial instruments at fair value through profit or loss	$ 183,702	$ 96,943
Financial instruments at fair value through other comprehensive income	3,598,890	2,657,154
Interbank loans, net of allowances for loan losses	56,396	341,244
IAS 39 [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets classified as held to maturity				$ 202,030
Loans and accounts receivable from customers, net of allowances for loan losses				19,764,078
Interbank loans, net of allowances for loan losses				70,077
Financial assets available for sale				2,663,478
IAS 39 [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of initial application of standards or interpretations [line items]
Financial instruments classified as trading investments				415,061
Financial assets available for sale				2,663,478
IAS 39 [member] | Financial assets at amortised cost [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets classified as held to maturity				202,030
Loans and accounts receivable from customers, net of allowances for loan losses				19,764,078
Interbank loans, net of allowances for loan losses				$ 70,077
IFRS9 [member]
Disclosure of initial application of standards or interpretations [line items]
Financial instruments at fair value through profit or loss	$ 183,702	$ 96,943	$ 423,855
Financial instruments at fair value through other comprehensive income			2,658,739
IFRS9 [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of initial application of standards or interpretations [line items]
Financial instruments at fair value through profit or loss			423,855
IFRS9 [member] | Financial assets at amortised cost [member]
Disclosure of initial application of standards or interpretations [line items]
Financial instruments at fair value through profit or loss			201,993
Loans and accounts receivable from customers, net of allowances for loan losses			19,612,201
Interbank loans, net of allowances for loan losses			70,077
IFRS9 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of initial application of standards or interpretations [line items]
Financial instruments at fair value through other comprehensive income			$ 2,658,739